Note 10 - Stock Options and Warrants	6 Months Ended	12 Months Ended
	Jun. 30, 2012	Dec. 31, 2011
Stock Options And Warrants [Text Block]
NOTE 10 – STOCK OPTIONS AND WARRANTS

A.   COMMON STOCK OPTIONS

In recognition of and compensation for services rendered by employees for the six months ended June 30, 2012, the Company issued 2,340,000 common stock options, valued at $201,677 (valued pursuant to the Black Scholes valuation model) that are exercisable into shares of common stock, at an of exercise price of $.15-.18 and a maturity life of 5-10 years These options have a 1-year vesting requirement and the Company estimates that these options will be exercised within 3-5 years of issue. For the six months ended June 30, 2012, the income statement charge for the amortization of stock options was $258,254 and the unamortized balance was $249,557.  The options may also be exercised by the optionee by having the Company withhold shares that would otherwise be delivered pursuant to the option, based upon the market value of those shares, and equal to the total exercise price of the remaining exercised options. The company also extended the exercised terms of 450,000 vested options issued in 2010 from 2 years to 10 years, offset by an increase in the exercise price from $.15 to $.20.

For the year ended December 31, 2011, in recognition of and compensation for services rendered by employees, the Company issued common stock options, valued at $446,849, (valued pursuant to the Black Scholes valuation model) that are exercisable into 3,115,000 shares of common stock, with a per share range of exercise prices of $.19-$.30 (average exercise price per share of $.23) and a maturity life of 5-10 years (an average maturity life of 7.9 years). These options have a 1-year vesting requirement and the Company estimates that these options will be exercised within 3 years of issue. For the year ended December 31, 2011, the income statement charge for the amortization of stock options was $366,615, and the unamortized balance was $314,814.

The Company’s 2010 Stock Option Plan (the “2010 Plan”), effective July 1, 2010, provided officers, directors and employees of the Company with the right to receive incentive stock options (“ISOs”), within the meaning of Section 422 of the Internal Revenue Code of 1986, as amended, and options not constituting ISOs. Options to acquire a total of 5 million shares of common stock were authorized under the 2010 Plan, all of which have been issued. The 2010 Plan is administered by a committee consisting of the entire Board of Directors, which has authority to issue any number of options to grantees under an Option Agreement, with a termination date no greater than 10 years from the grant date. The committee also has the authority to allow a form of payment other than cash, such as stock payment by optionee or the withholding of shares otherwise deliverable pursuant to an option.

In April 2012, the Company adopted its 2012 Stock Option Plan (the “2012 Plan”) by a unanimous vote of the Board of Directors. The 2012 Plan has the same terms, conditions and governance as the 2010 Plan. Up to 5 million shares of common stock may be issued under the 2012 Plan.

A summary of the common stock options for the period from December 31, 2010 through June 30, 2012 follows:

	Number Outstanding	Weighted Avg. Exercise Price	Weighted Avg. Remaining Contractual Life (Years)

Balance, December 31, 2010	3,040,000	$0.188	4.8
Options issued	3,115,000	0.299	7.8
Options exercised	(20,000)	(0.100)	-
Options cancelled	(100,000)	(0.246)	-
Balance, December 31, 2011	6,035,000	$0.208	5.8
Options issued	2,340,000	0.165	8.1
Options exercised	(30,000)	(0.120)	-
Options cancelled	(105,000)	(0.212)	-
Balance, June 30, 2012	8,240,000	$0.199	7.5

The vested and exercisable options at period end follows:

	Exercisable/Vested Options Outstanding	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life (Yrs)
Common Stock Options

Balance, December 31, 2011	3,020,000	$0.189	5.0
Balance, June 30, 2012	4,135,000	0.164	6.7
Additional vesting by September 30, 2012	885,000	0.190

The fair value of stock options and purchase warrants granted using the Black-Scholes option pricing model was calculated using the following assumptions:

	Six Months Ended June 30, 2012			Year Ended December 31, 2011
Risk free interest rate	.30%	-	.51%	.39%	-	1.20%
Expected volatility	66%	-	75%	132%	-	231%
Expected term in years	3	-	5	3	-	5
Expected dividend yield		0%			0%
Average value per options and warrants	$.05	-	$.11	$.13	-	$.31

Expected volatility is based on historical volatility of the Company’s common stock price. Short Term U.S. Treasury rates were utilized. The expected term of the options and warrants was calculated using the alternative simplified method newly codified as ASC 718 “Stock Based Compensation,” which defined the expected life as the average of the contractual term of the options and warrants and the weighted average vesting period for all issuances.

B.   COMMON STOCK WARRANTS

Outstanding-

In the first half of 2012, the Company issued 2,440,000 warrants at a $.20 exercise price (valued at $173,369) with a 3 year term, pursuant to the sale of common stock to unaffiliated third parties. Also, in recognition of these warrants issued in 2012 for common stock sales, the Company re-priced 2,843,750 warrants issued in 2011 (pursuant to the sale of common stock) to a $.20 exercise price from a $.27-$.32 price. The Black Scholes valuation of the re-priced warrants is $232,383 as compared to the initial valuation of $589,238.

In August 2011, the Company issued 926,251 warrants at a $.27 exercise price (valued at $214,028) with a 3 year term, pursuant to the sale of common stock to unaffiliated third parties. These warrants were included in the re-pricing to $.20.  The Company can force conversion of these warrants if its common stock trades at a price greater than $.54 per share for 10 consecutive trading days, and the average trading volume is greater than 200,000 shares per day. The warrant holders may exercise the warrants without paying the cash price, and instead having the Company withhold shares that would otherwise be delivered pursuant to the warrant, based upon the market value of those shares, and equal to the total conversion price of the remaining converted warrants. This “cashless” option is only available after six months from the date of warrant issuance, and only if the Company has not registered for resale under the Securities Act of 1933, the underlying shares of common stock. The warrants are also subject to certain anti-dilution protections, whereby if the Company issues common stock at a price less than $.20 a share (in a “non-exempted” issuance), then the exercise price of the warrants shall reset to that lower value. “Exempted” issuances include shares issued subject to Board-approved option plans, any convertible securities outstanding as of the date of the warrant issuance, up to 5 million shares of common stock issued to service providers of the Company, and certain other issuances set forth in the warrant agreements.

In the third quarter of 2011, the Company issued 1,335,000 warrants, with a three year term, at a $.27-$.32 per share exercise price (valued at $293,184) pursuant to the sale of additional common shares.  These warrants were included in the re-pricing to $.20, and contain the “cashless” and re-pricing terms detailed above. Also, the Company issued 750,000 warrants with a 1 year term, at a $.30 per share exercise price (valued at $101,591) for services. The value of these warrants is being amortized over the service period.

In the fourth quarter of 2011, the Company issued 600,000 warrants, with a three year term, at a $.27 per share exercise price (valued at $94,502) pursuant to the sale of additional common shares. These warrants were included in the re-pricing to $.20, and contain the “cashless” and re-pricing terms detailed above.

A summary of outstanding vested warrant activity for the six months ended June 30, 2012 and for the year ended December 31, 2011 follows:

	Number Outstanding	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life (Years)
Common Stock Warrants
Balance, December 31, 2010	770,500	$.150	1.24
Warrants issued	3,611,251	.290	1.98
Warrants exercised	-	-	-
Warrants cancelled	-	-	-

Balance, December 31, 2011	4,381,751	.265	1.74
Warrants issued	2,440,000	.200	2.82
Warrants exercised	-	-	-
Warrants re-priced	-	(.087)	-
Warrants cancelled	-	-	-

Balance, June 30, 2012	6,821,751	$.242	1.96

All warrants were vested and exercisable as of the date issued.

NOTE 10 - STOCK OPTIONS AND WARRANTS

A.  COMMON STOCK OPTIONS

For the year ended December 31, 2011, in recognition of and compensation for services rendered by employees, the Company issued common stock options, valued at $446,849, (valued pursuant to the Black Scholes valuation model)  that are exercisable into 3,115,000 shares of common stock to employees, with a per share range of exercise prices of $.19-$.30 (average per share of $.23 ) and a maturity life of 5-10 years (an average maturity life of 7.9 years). These options have a 1-year vesting requirement and the Company estimates that these options will be exercised within 3 years of issue. For the year ended December 31, 2011, the income statement charge for the amortization of stock options was $366,615 and the unamortized balance was $314,814.  The options may also be exercised by the optionee by having the Company withhold shares that would otherwise be delivered pursuant to the option, based upon the market value of those shares, and equal to the total exercise price of the remaining exercised options.

For the year ended December 31, 2010, in recognition of and compensation for services rendered by employees, the Company issued 2,040,000 cashless options exercisable into 2,040,000 shares of common stock to employees and staff, with an average exercise price per share of $.122, an average maturity life of 5.8 years and a one year vesting requirement. The Company estimated that the options would be exercised within 3 years. The income statement charge for the year ended December 31, 2010 was $64,988 and the unamortized balance was $178,414.

The Company’s 2010 Stock Option Plan (the "Plan"), effective July 1, 2010, provides officers, directors and  employees of the Company with the right to receive incentive stock options (“ISOs”), within the meaning of Section 422 of the Internal Revenue Code of 1986, as amended, and options not constituting ISOs. Options to acquire a total of 5 million shares of common stock are authorized under the Plan. The Plan is administered by a committee consisting of the entire Board of Directors, which has authority to issue any number of options to grantees under an Option Agreement, with a termination date no greater than 10 years from the grant date. The committee also has the authority to allow a form of payment other than cash, such as stock payment by optionee or the withholding of shares otherwise deliverable pursuant to an option.

A summary of the common stock options for the period from December 31, 2009 through December 31, 2011 follows:

	Number Outstanding	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life (Years)
Common Stock Options
Balance, December 31, 2009	1,000,000	$0.325	6.5
Options issued	2,040,000	0.122	5.4
Options exercised	-	-	-
Options cancelled	-	-	-

Balance, December 31, 2010	3,040,000	0.188	5.0
Options issued	3,115,000	.229	7.9
Options exercised	(20,000)	(.100)	-
Options cancelled	(100,000)	(.246)	-

Balance, December 31, 2011	6,035,000	$.208	6.0

The vested and exercisable options at period end follows:

	Exercisable/Vested Options Outstanding	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life (Years)
Common Stock Options
Balance, December 31, 2009	1,000,000	$0.325	7.5
Balance, December 31, 2010	1,000,000	0.325	6.5
Balance, December 31, 2011	3,020,000	0.189	5.0

Additional vesting by March 31, 2012	485,000	0.254

The fair value of stock options and purchase warrants granted using the Black-Scholes option pricing model was calculated using the following assumptions:

	Year Ended Dec. 31, 2011			Year Ended Dec. 31, 2010
Risk Free Interest Rate	.39%	-	1.20%	.6%	-	1.18%
Expected Volatility	132%	-	231%	458%	-	628%
Expected term in years	5	-	10	2	-	3
Expected dividend yield		0%			0%
Average value per options and warrants	$.13	-	$.31	$.09	-	$.14

Expected volatility is based on historical volatility of the Company’s common stock price and other comparable pink sheet traded companies (used when the traded stock price of the company was not representative). Short Term U.S. Treasury rates were utilized. The expected term of the options and warrants was calculated using the alternative simplified method newly codified as ASC 718 "Accounting for Stock Based Compensation", which defined the expected life as the average of the contractual term of the options and warrants and the weighted average vesting period for all trenches.

B.  COMMON STOCK WARRANTS

Outstanding-

In August 2011, the Company issued 926,251 warrants at a $.27 exercise price (valued at $214,028) with a 3 years term, pursuant to the sale of Common stock to unaffiliated third parties. The Company can force conversion of these warrants if its common stock trades at a price greater than $.54 per share for 10 consecutive trading days, and the average trading volume is greater than 200,000 shares per day. The warrant holders may exercise the warrants without paying the cash price, and instead having the Company withhold shares that would otherwise be delivered pursuant to the warrant, based upon the market value of those shares, and equal to the total conversion price of the remaining converted warrants. This “cashless” option is only available after six months from the date of warrant issuance, and only if the Company has not registered for resale under the Securities Act of 1933, the underlying shares of common stock. The warrants are also subject to certain anti-dilution protections, whereby if the Company issues common stock at a price less than $.20 a share (in a non “exempted” issuance), then the exercise price of the warrants shall reset to that lower value. “Exempted” issuances include shares issued subject to Board-approved option plans, any convertible securities outstanding as of the date of the warrant issuance, and up to 5 million shares of common stock issued to service providers of the Company.

In the third quarter of 2011, the Company issued 1,335,000 warrants, with a three year term, at a $.27-$.32 per share exercise price (valued at $293,184) pursuant to the sale of additional common shares. Also, the Company issued 750,000 warrants with a 1 year term, at a $.30 per share exercise price (valued at $101,591) for services. The value of these warrants is being amortized over the service period.

In the fourth quarter of 2011, the Company issued 600,000 warrants, with a three year term, at a $.27 per share exercise price (valued at $94,502) pursuant to the sale of additional common shares.

In August 2010, the Company issued 770,500 warrants at a $.15 exercise price (valued at $84,589), with a 2 year term, pursuant to the sale of Series A Preferred stock to an unaffiliated third party.

A summary of outstanding vested warrant activity for the year ended December 31, 2011 follows:

	Number Outstanding	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life (Years)
Common Stock Warrants
Balance, December 31, 2010	770,500	$.150	1.67
Warrants issued	3,611,251	.29	2.23
Warrants exercised	-	-	-
Warrants cancelled	-	-	-

Balance, December 31, 2011	4,381,751	$.265	1.99